Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Marketable securities	$ 177,385	$ 85,354
Foreign currency derivative contracts	317
Total financial assets	177,702	85,354
Level 1 [Member]
Assets:
Marketable securities
Foreign currency derivative contracts
Total financial assets
Level 2 [Member]
Assets:
Marketable securities	177,385	85,354
Foreign currency derivative contracts	317
Total financial assets	177,702	85,354
Level 3 [Member]
Assets:
Marketable securities
Foreign currency derivative contracts
Total financial assets